PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
CBRE Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .9%
Consumer Discretionary : 1 .0%
8,548  Hilton Worldwide
Holdings, Inc.
$ 1,823,374
1 .0
Diversified REITs : 1 .4%
92,908  Broadstone Net Lease,
Inc.
1,455,868
0 .8
111,342  Empire State Realty
Trust, Inc. - Class A
1,127,895
0 .6
2,583,763
1 .4
Health Care REITs : 8 .3%
208,202  Healthpeak Properties,
Inc.
3,903,787
2 .2
52,239
Ventas, Inc.
2,274,486
1 .3
93,029
Welltower, Inc.
8,692,630
4 .8
14,870,903
8 .3
Hotel & Resort REITs : 5 .0%
233,113  Host Hotels & Resorts,
Inc.
4,820,777
2 .7
143,505  Park Hotels & Resorts,
Inc.
2,509,902
1 .4
152,905  Sunstone Hotel
Investors, Inc.
1,703,362
0 .9
9,034,041
5 .0
Industrial REITs : 12 .0%
102,920
Prologis, Inc.
13,402,243
7 .5
161,468  Rexford Industrial
Realty, Inc.
8,121,840
4 .5
21,524,083
12 .0
Multi-Family Residential REITs : 12 .7%
126,422  Apartment Income
REIT Corp.
4,104,922
2 .3
38,328  AvalonBay
Communities, Inc.
7,112,144
4 .0
25,146
Camden Property Trust
2,474,366
1 .4
217,298
Invitation Homes, Inc.
7,737,982
4 .3
88,888
Veris Residential, Inc.
1,351,987
0 .7
22,781,401
12 .7
Office REITs : 5 .5%
42,645  Alexandria Real Estate
Equities, Inc.
5,497,367
3 .1
97,171  Highwoods Properties,
Inc.
2,543,937
1 .4
50,722
Kilroy Realty Corp.
1,847,802
1 .0
9,889,106
5 .5
Other Specialized REITs : 1 .6%
114,955  Four Corners Property
Trust, Inc.
2,812,949
1 .6
Real Estate : 6 .2%
63,101  Cousins Properties,
Inc.
1,516,948
0 .9
12,233  Digital Realty Trust,
Inc.
1,762,041
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
43,148  Extra Space Storage,
Inc.
$ 6,342,756
3 .5
76,531
NetSTREIT Corp.
1,405,875
0 .8
11,027,620
6 .2
Residential REITs : 3 .2%
45,197
Sun Communities, Inc.
5,811,430
3 .2
Retail REITs : 21 .2%
52,542
Agree Realty Corp.
3,001,199
1 .7
215,450  Brixmor Property
Group, Inc.
5,052,303
2 .8
144,905
Macerich Co.
2,496,713
1 .4
248,694
Realty Income Corp.
13,454,346
7 .5
50,190  Regency Centers
Corp.
3,039,506
1 .7
161,072  Retail Opportunity
Investments Corp.
2,064,943
1 .2
56,774  Simon Property Group,
Inc.
8,884,563
4 .9
37,993,573
21 .2
Self-Storage REITs : 6 .9%
87,439
CubeSmart
3,953,992
2 .2
29,290
Public Storage
8,495,857
4 .7
12,449,849
6 .9
Specialized REITs : 13 .9%
16,066
Equinix, Inc.
13,259,752
7 .4
13,546  SBA Communications
Corp.
2,935,418
1 .6
294,037
VICI Properties, Inc.
8,759,362
4 .9
24,954,532
13 .9
Total Common Stock
(Cost $173,547,767)
177,556,624
98 .9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .5%
Mutual Funds : 0 .5%
848,320
(1)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $848,320) $ 848,320 0 .5
Total Short-Term
Investments
(Cost $848,320)
848,320
0 .5
Total Investments in
Securities
(Cost $174,396,087) $ 178,404,944 99 .4
Assets in Excess of
Other Liabilities 1,159,572 0.6
Net Assets $ 179,564,516 100.0
(1)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
VY
®
CBRE Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 177,556,624 $ — $ — $ 177,556,624
Short-Term Investments 848,320 — — 848,320
Total Investments, at fair value $ 178,404,944 $ — $ — $ 178,404,944
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,529,570
Gross Unrealized Depreciation (7,520,714)
Net Unrealized Appreciation $ 4,008,856